Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	May 31, 2021	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Gain on disposals of property, plant and equipment	€ 157	€ 2,105
Property, plant and equipment temporarily idle	5,215	3,240
Property subject to mortgage	€ 35,839	37,210
Italian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	10.82%
Long-term growth rate	1.73%
Annual sales growth rate for 2023	(20.80%)
Annual sales growth rate (average of 2024-2027 period)	5.00%
Directly operated retail stores CGUs [member] | United States of America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	7.50%
Long-term growth rate	2.72%
Annual sales growth rate for 2023	(5.77%)
Annual sales growth rate (average of 2024-2027 period)	5.00%
Directly operated retail stores CGUs [member] | Italy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	10.82%
Long-term growth rate	1.73%
Annual sales growth rate for 2023	4.38%
Annual sales growth rate (average of 2024-2027 period)	3.75%
Directly operated retail stores CGUs [member] | Spain [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	9.85%
Long-term growth rate	1.83%
Annual sales growth rate for 2023	9.85%
Annual sales growth rate (average of 2024-2027 period)	4.00%
Directly operated retail stores CGUs [member] | United Kingdom [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	8.32%
Long-term growth rate	2.54%
Annual sales growth rate for 2023	(5.81%)
Annual sales growth rate (average of 2024-2027 period)	5.00%
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	€ 43	0
Industrial Real Estate Complexes [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration from disposal of property plant and equipment			€ 4,254	€ 4,254	€ 4,254
Gain on disposals of property, plant and equipment		€ 1,748